Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000722885
Pear Tree Polaris Foreign Value Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement	ck0000722885_SupplementTextBlock

PEAR TREE FUNDS

Supplement

to

Prospectus and Statement of Additional Information Dated August 1, 2017

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

Ordinary Shares (Ticker Symbol: QUSOX)

Institutional Shares (Ticker Symbol: QUSIX)

R6 Shares (Ticker Symbol: QUSRX)

January 8, 2018

As of January 8, 2018, please note the following changes to the Prospectus dated August 1, 2017 of Pear Tree Polaris Foreign Value Small Cap Fund ("Foreign Value Small Cap Fund"), as amended.

1.             Prospectus.

(a)           "Summary Information About Pear Tree Funds - Pear Tree Polaris Foreign Value Small Cap Fund - Principal Investment Strategies" in the Prospectus is revised as follows:

Principal Investment Strategies

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small-cap foreign market issuers.  Foreign Value Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets, including emerging markets, as well as a collective investment fund that invests at least 80 percent of its net assets in similar securities issued by other foreign markets issuers.  Foreign Value Small Cap Fund generally will be invested in issuers in fifteen or more foreign countries.  Foreign Value Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $5 billion.

(b)           "Additional Information About Investment Objectives, Strategies and Risks-Pear Tree Polaris Foreign Value Small Cap Fund-Principal Investment Strategies" in the Prospectus, the first paragraph, is revised as follows:

Principal Strategies

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by foreign markets issuers.  Foreign Value Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets.  Foreign Value Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $5 billion.  Equity Securities include securities such as depositary receipts and participatory notes that derive their values from common stocks.

*     *     *

The rest of the Prospectus and the Statement of Additional Information remains unchanged.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small-cap foreign market issuers.  Foreign Value Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets, including emerging markets, as well as a collective investment fund that invests at least 80 percent of its net assets in similar securities issued by other foreign markets issuers.  Foreign Value Small Cap Fund generally will be invested in issuers in fifteen or more foreign countries.  Foreign Value Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $5 billion.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small-cap foreign market issuers.  Foreign Value Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets, including emerging markets, as well as a collective investment fund that invests at least 80 percent of its net assets in similar securities issued by other foreign markets issuers.  Foreign Value Small Cap Fund generally will be invested in issuers in fifteen or more foreign countries.  Foreign Value Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $5 billion.

Supplement Closing	ck0000722885_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE